SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION	12 Months Ended
Dec. 31, 2016
Supplementary Insurance Information [Abstract]
Schedule III - Supplementary Insurance Information
SCHEDULE III
SUPPLEMENTARY INSURANCE INFORMATION
AT AND FOR THE YEAR ENDED DECEMBER 31, 2016

Segment	Deferred Policy Acquisition Costs	Policyholders’ Account Balances	Future Policy Benefits and other Policyholders’ Funds	Policy Charges And Premium Revenue	Net Investment Income (Loss)(1)	Policyholders’ Benefits and Interest Credited	Amortization of Deferred Policy Acquisition Costs	Other Operating Expense(2)
	(In millions)
Insurance	$4,852	$38,825	$28,939	$4,198	$2,118	$3,824	$287	$2,367
Investment Management	—	—	—	—	150	—	—	2,323
Consolidation/ Elimination	—	—	—	—	50	—	—	(26)
Total	$4,852	$38,825	$28,939	$4,198	$2,318	$3,824	$287	$4,664

(1)	Net investment income (loss) is based upon specific identification of portfolios within segments.

(2)	Operating expenses are principally incurred directly by a segment.

AXA EQUITABLE LIFE INSURANCE COMPANY
SCHEDULE III
SUPPLEMENTARY INSURANCE INFORMATION
AT AND FOR THE YEAR ENDED DECEMBER 31, 2015

Segment	Deferred Policy Acquisition Costs	Policyholders’ Account Balances	Future Policy Benefits and other Policyholders’ Funds	Policy Charges And Premium Revenue	Net Investment Income (Loss)(1)	Policyholders’ Benefits and Interest Credited	Amortization of Deferred Policy Acquisition Costs	Other Operating Expense(2)
	(In millions)
Insurance	$5,139	$32,895	$28,474	$4,119	$1,994	$3,430	$(254)	$2,425
Investment Management	—	—	—	—	18	—	—	2,407
Consolidation/ Elimination	—	—	—	—	45	—	—	(27)
Total	$5,139	$32,895	$28,474	$4,119	$2,057	$3,430	$(254)	$4,805

(1)	Net investment income (loss) is based upon specific identification of portfolios within segments.

(2)	Operating expenses are principally incurred directly by a segment.

AXA EQUITABLE LIFE INSURANCE COMPANY
SCHEDULE III
SUPPLEMENTARY INSURANCE INFORMATION
AT AND FOR THE YEAR ENDED DECEMBER 31, 2014

Segment	Policy Charges And Premium Revenue	Net Investment Income (Loss)(1)	Policyholders’ Benefits and Interest Credited	Amortization of Deferred Policy Acquisition Costs	Other Operating Expense(2)
	(In millions)
Insurance	$3,997	$2,136	$4,737	$(350)	$2,639
Investment Management	—	34	—	—	2,408
Consolidation/ Elimination	—	40	—	—	(27)
Total	$3,997	$2,210	$4,737	$(350)	$5,020

(1)	Net investment income (loss) is based upon specific identification of portfolios within segments.

(2)	Operating expenses are principally incurred directly by a segment.